Financial risk management (Details 3) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 1,932,766	$ 818,809
Less Than 3 Months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	833,747	215,342
From 3 Months To 1 Year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	415,278	125,627
From 2 To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	141,079	212,218
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	1,074,772	640,883
Trade And Other Payables [Member] | Less Than 3 Months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	637,552	212,960
Trade And Other Payables [Member] | From 3 Months To 1 Year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	189,638	58,980
Trade And Other Payables [Member] | From 2 To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	141,079	212,218
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	857,994	177,926
Borrowing [Member] | Less Than 3 Months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	196,195	2,382
Borrowing [Member] | From 3 Months To 1 Year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	225,640	66,647
Borrowing [Member] | From 2 To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [Member] | No Deadline [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [Member] | From 1 To 2 Years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	436,159	108,897
No Deadline [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	58,514	131,982
No Deadline [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	58,514	131,982
From 1 To 2 Years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	484,148	133,640
From 1 To 2 Years [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 47,989	$ 24,743